Document and Entity Information	12 Months Ended
Sep. 30, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Jul. 31, 2011
Registrant Name	MONEY MARKET OBLIGATIONS TRUST
Central Index Key	0000856517
Amendment Flag	false
Document Creation Date	Jul. 13, 2012
Document Effective Date	Jul. 13, 2012
Prospectus Date	Sep. 30, 2011